Note 22 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loss carryforwards and other credits	$ 19,143	$ 18,314
Expenses not currently deductible	44,012	33,442
Revenue not currently taxable	(6,223)	(14,076)
Stock-based compensation	543	526
Investments	21,782	10,696
Provision for doubtful accounts	9,078	8,308
Financing fees	(267)	(325)
Net unrealized foreign exchange losses	442	560
Depreciation and amortization	(58,793)	(57,746)
Operating leases	11,695	8,110
Less: valuation allowance	(15,281)	(13,324)
Net deferred tax (liabilities) assets	26,131	5,515
Net deferred tax (liabilities) assets	$ (26,131)	$ (5,515)